Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment

Property and equipment of continuing operations at December 31 is recorded at cost and summarized as follows (amounts in thousands):

	2012	2011
Land and land improvements	$241,292	$217,811
Buildings	2,297,343	2,272,381
Furniture, fixtures and equipment	563,622	533,396
Construction in progress	27,534	59,822

	3,129,791	3,083,410
Accumulated depreciation	(980,792)	(874,283)

Property and equipment, net	$2,148,999	$2,209,127